Turner Spectrum Fund
Turner Spectrum Fund

TURNER FUNDS

TURNER SPECTRUM FUND

Investor Class Shares

Institutional Class Shares

Supplement dated June 14, 2013

to the Prospectus dated January 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 28, 2013:

1. The second paragraph under "Principal Strategy" on page 10 is deleted and replaced with the following:

The Fund invests its assets using the following six Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Titan; and (6) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 16.7% of its assets to each Investment Strategy.

2.                          The ninth paragraph under “Principal Strategy on page 10 is deleted in its entirety.

6.                          Effective June 28, 2013, the Market Neutral Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the Market Neutral Strategy in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE